Statement of Cash Flows (USD $)	1 Months Ended
Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,741)
Changes in operating assets and liabilities:
Prepaid expenses	(6,250)
Net cash used in operating activities	(20,991)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	900
Proceeds from notes payable - related party	22,537
Net cash provided by financing activities	23,437
NET CHANGE IN CASH	2,446
Cash at beginning of period	0
Cash at end of period	2,446
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	37
Income taxes paid	$ 0